BASIS OF PRESENTATION (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss and comprehensive loss	$ 2,259,659	$ 2,773,512
Working capital	39,230,817
Cash	$ 1,107,535	$ 1,045,257	$ 1,384,211	$ 258,304